Debt Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt

As of September 26, 2015, the scheduled principle payments on debt were as follows (in thousands):

Remainder of fiscal year 2015	$—
Fiscal year 2016	—
Fiscal year 2017	—
Fiscal year 2018	—
Fiscal year 2019	2,750
Fiscal year 2020	92,750

Total	$95,500

As of December 27, 2014, the scheduled principle payments on debt were as follows (in thousands):

Fiscal year 2015	$4,869
Fiscal year 2016	8,520
Fiscal year 2017	5,477
Fiscal year 2018	74,855

Total	$93,721